Average Annual Total Returns	0 Months Ended
	Nov. 28, 2011
(Institutional) | (Delaware Core Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
Lifetime	5.37%	[1]
(Institutional) | (Delaware Core Bond Fund) | Institutional Class
Average Annual Return:
1 Year	6.42%
Lifetime	6.37%	[1]
(Institutional) | (Delaware Core Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	5.21%
Lifetime	5.07%	[1]
(Institutional) | (Delaware Core Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.17%
Lifetime	4.67%	[1]
(Retail) | (Delaware Core Bond Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Retail) | (Delaware Core Bond Fund) | Class A
Average Annual Return:
1 Year	1.08%
5 Years	4.89%
10 Years	5.11%
(Retail) | (Delaware Core Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.01%
5 Years	3.24%
10 Years	3.37%
(Retail) | (Delaware Core Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.69%
5 Years	3.18%
10 Years	3.31%
(Retail) | (Delaware Core Bond Fund) | Class C
Average Annual Return:
Label	(lifetime: 9/30/09-12/31/10)
1 Year	4.18%
5 Years
Lifetime	4.92%
(Retail) | (Delaware Core Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 9/30/09-12/31/10)
1 Year	5.99%
5 Years
Lifetime	5.84%
(Institutional) | (Delaware Extended Duration Bond Fund) | Barclays Capital Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.07%
10 Years	7.63%
(Institutional) | (Delaware Extended Duration Bond Fund) | Institutional Class
Average Annual Return:
1 Year	14.60%
5 Years	8.81%
10 Years	10.01%
(Institutional) | (Delaware Extended Duration Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	10.92%
5 Years	6.23%
10 Years	7.27%
(Institutional) | (Delaware Extended Duration Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.96%
5 Years	6.02%
10 Years	7.03%
(Institutional) | (Delaware Corporate Bond Fund) | Barclays Capital U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.00%
5 Years	6.05%
10 Years	6.57%
(Institutional) | (Delaware Corporate Bond Fund) | Institutional Class
Average Annual Return:
1 Year	11.57%
5 Years	7.91%
10 Years	8.52%
(Institutional) | (Delaware Corporate Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	7.88%
5 Years	5.42%
10 Years	5.96%
(Institutional) | (Delaware Corporate Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.62%
5 Years	5.28%
10 Years	5.80%
(Retail) | (Delaware Extended Duration Bond Fund) | Barclays Capital Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.20%
5 Years	6.07%
10 Years	7.63%
(Retail) | (Delaware Extended Duration Bond Fund) | Class A
Average Annual Return:
1 Year	9.16%
5 Years	7.53%
10 Years	9.24%
(Retail) | (Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.75%
5 Years	5.08%
10 Years	6.62%
(Retail) | (Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.41%
5 Years	4.99%
10 Years	6.42%
(Retail) | (Delaware Extended Duration Bond Fund) | Class B
Average Annual Return:
1 Year	9.48%
5 Years	7.51%
10 Years	9.07%
(Retail) | (Delaware Extended Duration Bond Fund) | Class C
Average Annual Return:
1 Year	12.46%
5 Years	7.76%
10 Years	8.93%
(Retail) | (Delaware Extended Duration Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/1/05-12/31/10)
1 Year	14.01%
5 Years	8.27%
Lifetime	7.86%
(Retail) | (Delaware Corporate Bond Fund) | Barclays Capital U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.00%
5 Years	6.05%
10 Years	6.57%
(Retail) | (Delaware Corporate Bond Fund) | Class A
Average Annual Return:
1 Year	6.53%
5 Years	6.67%
10 Years	7.75%
(Retail) | (Delaware Corporate Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	3.09%
5 Years	4.30%
10 Years	5.31%
(Retail) | (Delaware Corporate Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.35%
5 Years	4.28%
10 Years	5.19%
(Retail) | (Delaware Corporate Bond Fund) | Class B
Average Annual Return:
1 Year	6.48%
5 Years	6.58%
10 Years	7.57%
(Retail) | (Delaware Corporate Bond Fund) | Class C
Average Annual Return:
1 Year	9.65%
5 Years	6.84%
10 Years	7.44%
(Retail) | (Delaware Corporate Bond Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/1/05-12/31/10)
1 Year	11.01%
5 Years	7.37%
Lifetime	6.24%
(Institutional) | (Delaware High-Yield Opportunities Fund) | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.07%
5 Years	8.83%
10 Years	8.76%
(Institutional) | (Delaware High-Yield Opportunities Fund) | Institutional Class
Average Annual Return:
1 Year	16.66%
5 Years	8.39%
10 Years	8.59%
(Institutional) | (Delaware High-Yield Opportunities Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	13.08%
5 Years	5.19%
10 Years	5.18%
(Institutional) | (Delaware High-Yield Opportunities Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.65%
5 Years	5.21%
10 Years	5.21%
(Retail) | (Delaware High-Yield Opportunities Fund) | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.07%
5 Years	8.83%
10 Years	8.76%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class A
Average Annual Return:
1 Year	11.15%
5 Years	7.08%
10 Years	7.75%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	7.86%
5 Years	4.03%
10 Years	4.49%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.09%
5 Years	4.16%
10 Years	4.57%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class B
Average Annual Return:
1 Year	11.24%
5 Years	7.05%
10 Years	7.62%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class C
Average Annual Return:
1 Year	14.21%
5 Years	7.26%
10 Years	7.47%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 Year	16.05%
5 Years	7.84%
Lifetime	8.83%

[1]	Lifetime (9/30/09-12/31/10)